Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Millions			12 Months Ended
	Oct. 29, 2015 USD ($)	Jul. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			870,400,000					870,400,000	870,400,000
Par value per share (US$) | $ / shares										$ 0.00005
Transfer of Class B ordinary shares to Class A Ordinary shares			200,000	200,000	91,667	0	0
Stock repurchase program, proposed aggregate value | $	$ 2,000,000,000	$ 1,000,000,000
Stock repurchase program, period	24 months	12 months
Number of Class A ordinary shares repurchased			145,783	145,783	0	603,726	603,726
Aggregate purchase price			$ 251,000,000	¥ 1,724	$ 0	$ 990,000,000	¥ 6,377
Allocation of after-tax profits to statutory surplus fund, percentage			10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required			50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs			$ 2,900,000,000					¥ 18,600	¥ 13,700
Preferred Stock
Stockholders Equity Note [Line Items]
Par value per share (US$) | $ / shares			$ 0.00005
Preferred stock, shares authorized			10,000,000					10,000,000
Preferred stock, shares issued			0					0	0
Preferred stock, shares outstanding			0					0	0
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			825,000,000					825,000,000	825,000,000
Par value per share (US$) | $ / shares			$ 0.00005							0.00005
Number of votes per share			1	1
Common stock, shares outstanding			27,614,978					27,614,978	27,325,551
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			35,400,000					35,400,000	35,400,000
Par value per share (US$) | $ / shares			$ 0.00005							$ 0.00005
Number of votes per share			10	10
Common stock, shares outstanding			7,201,254					7,201,254	7,401,254